PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 44.6% of Net Assets
	Aerospace & Defense – 0.8%
32	Axon Enterprise, Inc.(a)	$4,852
201	Boeing Co. (The)(a)	47,096
79	General Dynamics Corp.	15,028
6	L3Harris Technologies, Inc.	1,255
46	Moog, Inc., Class A	3,981
95	Raytheon Technologies Corp.	7,908

		80,120

	Air Freight & Logistics – 0.4%
329	Expeditors International of Washington, Inc.	36,144
51	United Parcel Service, Inc., Class B	10,397

		46,541

	Airlines – 0.1%
19	Alaska Air Group, Inc.(a)	1,314
103	Delta Air Lines, Inc.(a)	4,833
462	JetBlue Airways Corp.(a)	9,406

		15,553

	Auto Components – 0.1%
12	Aptiv PLC(a)	1,727
23	BorgWarner, Inc.	1,117
312	Dana, Inc.	7,894
41	Visteon Corp.(a)	4,994

		15,732

	Automobiles – 0.3%
489	General Motors Co.(a)	27,981
39	Thor Industries, Inc.	5,522

		33,503

	Banks – 2.4%
120	Ameris Bancorp	6,491
215	BancorpSouth Bank	6,362
999	Bank of America Corp.	40,489
494	Citigroup, Inc.	35,193
163	Citizens Financial Group, Inc.	7,544
11	Comerica, Inc.	827
105	Cullen/Frost Bankers, Inc.	12,606
60	Fifth Third Bancorp	2,432
377	Fulton Financial Corp.	6,428
85	Huntington Bancshares, Inc.	1,302
191	International Bancshares Corp.	9,051
232	KeyCorp	5,048
42	M&T Bank Corp.	6,623
274	People’s United Financial, Inc.	4,968
101	PNC Financial Services Group, Inc. (The)	18,882
273	Regions Financial Corp.	5,951

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
174	TCF Financial Corp.	$7,920
93	Texas Capital Bancshares, Inc.(a)	6,383
302	Truist Financial Corp.	17,912
296	Trustmark Corp.	9,593
137	U.S. Bancorp	8,131
180	Webster Financial Corp.	9,524
501	Wells Fargo & Co.	22,570
79	Wintrust Financial Corp.	6,091

		258,321

	Beverages – 1.2%
248	Coca-Cola Co. (The)	13,387
106	Constellation Brands, Inc., Class A	25,474
793	Keurig Dr Pepper, Inc.	28,429
522	Monster Beverage Corp.(a)	50,660
90	PepsiCo, Inc.	12,974

		130,924

	Biotechnology – 0.9%
58	AbbVie, Inc.	6,467
58	Amgen, Inc.	13,899
15	Biogen, Inc.(a)	4,010
135	BioMarin Pharmaceutical, Inc.(a)	10,519
34	Gilead Sciences, Inc.	2,158
26	Ligand Pharmaceuticals, Inc.(a)	3,793
109	Regeneron Pharmaceuticals, Inc.(a)	52,462

		93,308

	Building Products – 0.3%
35	Carrier Global Corp.	1,525
32	Johnson Controls International PLC	1,995
31	Lennox International, Inc.	10,396
92	Owens Corning	8,907
60	Trex Co., Inc.(a)	6,479

		29,302

	Capital Markets – 3.0%
14	Ameriprise Financial, Inc.	3,618
796	Bank of New York Mellon Corp. (The)	39,704
12	BlackRock, Inc.	9,832
496	Charles Schwab Corp. (The)	34,918
22	CME Group, Inc.	4,444
77	FactSet Research Systems, Inc.	25,889
75	Franklin Resources, Inc.	2,250
79	Goldman Sachs Group, Inc. (The)	27,528
41	Intercontinental Exchange, Inc.	4,826
21	Invesco Ltd.	567
154	Janus Henderson Group PLC	5,296
236	KKR & Co., Inc.	13,353
36	Moody’s Corp.	11,762
29	Morgan Stanley	2,394

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
42	MSCI, Inc.	$20,402
148	Northern Trust Corp.	16,842
50	S&P Global, Inc.	19,519
281	SEI Investments Co.	17,265
515	State Street Corp.	43,234
7	T. Rowe Price Group, Inc.	1,254
37	Virtus Investment Partners, Inc.	10,118

		315,015

	Chemicals – 0.5%
9	Air Products & Chemicals, Inc.	2,596
35	DuPont de Nemours, Inc.	2,699
10	Ecolab, Inc.	2,241
83	HB Fuller Co.	5,546
59	Innospec, Inc.	5,747
63	Linde PLC	18,008
71	Minerals Technologies, Inc.	5,548
9	PPG Industries, Inc.	1,541
9	Sherwin-Williams Co. (The)	2,465
41	Stepan Co.	5,357

		51,748

	Commercial Services & Supplies – 0.2%
61	Healthcare Services Group, Inc.	1,827
43	MSA Safety, Inc.	6,912
9	Republic Services, Inc.	957
63	Tetra Tech, Inc.	8,041
19	Waste Management, Inc.	2,621

		20,358

	Communications Equipment – 0.5%
42	Arista Networks, Inc.(a)	13,237
102	Ciena Corp.(a)	5,148
539	Cisco Systems, Inc.	27,440
9	F5 Networks, Inc.(a)	1,681
57	Lumentum Holdings, Inc.(a)	4,848

		52,354

	Construction & Engineering – 0.1%
193	AECOM(a)	12,821

	Consumer Finance – 1.2%
960	Ally Financial, Inc.	49,392
203	American Express Co.	31,130
298	Capital One Financial Corp.	44,426
44	Green Dot Corp., Class A(a)	2,013
40	PROG Holdings, Inc.	2,038

		128,999

	Containers & Packaging – 0.1%
73	Ball Corp.	6,836

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
60	International Paper Co.	$3,480
300	O-I Glass, Inc.(a)	4,947

		15,263

	Distributors – 0.1%
47	Genuine Parts Co.	5,874

	Diversified Telecommunication Services – 0.2%
223	AT&T, Inc.	7,005
1,227	Lumen Technologies, Inc.	15,742

		22,747

	Electric Utilities – 0.5%
152	American Electric Power Co., Inc.	13,484
223	Edison International	13,257
39	Eversource Energy	3,363
56	IDACORP, Inc.	5,739
210	NextEra Energy, Inc.	16,277
44	PPL Corp.	1,282

		53,402

	Electrical Equipment – 0.4%
22	Acuity Brands, Inc.	4,082
383	Ballard Power Systems, Inc.(a)	8,376
50	Eaton Corp. PLC	7,147
39	Hubbell, Inc.	7,488
35	Rockwell Automation, Inc.	9,249
64	Sunrun, Inc.(a)	3,136

		39,478

	Electronic Equipment, Instruments & Components – 0.7%
22	Amphenol Corp., Class A	1,481
107	Avnet, Inc.	4,699
110	Cognex Corp.	9,473
24	Coherent, Inc.(a)	6,240
38	Corning, Inc.	1,680
139	Itron, Inc.(a)	12,502
21	Littelfuse, Inc.	5,570
21	Rogers Corp.(a)	4,113
147	TE Connectivity Ltd.	19,767
194	Vishay Intertechnology, Inc.	4,767

		70,292

	Energy Equipment & Services – 0.3%
818	Archrock, Inc.	7,640
120	Baker Hughes Co.	2,410
89	NOV, Inc.(a)	1,330
740	Schlumberger NV	20,017

		31,397

	Entertainment – 1.0%
43	Activision Blizzard, Inc.	3,921

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
82	Cinemark Holdings, Inc.(a)	$1,738
72	Electronic Arts, Inc.	10,230
49	Netflix, Inc.(a)	25,160
335	Walt Disney Co. (The)(a)	62,317

		103,366

	Food & Staples Retailing – 0.2%
84	BJ’s Wholesale Club Holdings, Inc.(a)	3,752
4	Costco Wholesale Corp.	1,488
80	Kroger Co. (The)	2,923
261	SpartanNash Co.	5,056
16	Sysco Corp.	1,356
78	Walgreens Boots Alliance, Inc.	4,142

		18,717

	Food Products – 0.3%
86	Campbell Soup Co.	4,107
24	Conagra Brands, Inc.	890
103	Darling Ingredients, Inc.(a)	7,153
64	General Mills, Inc.	3,895
99	Hain Celestial Group, Inc. (The)(a)	4,060
87	Hormel Foods Corp.	4,019
50	Ingredion, Inc.	4,670
16	J.M. Smucker Co. (The)	2,096
28	Kellogg Co.	1,748
16	McCormick & Co., Inc.	1,446

		34,084

	Gas Utilities – 0.2%
115	New Jersey Resources Corp.	4,824
65	ONE Gas, Inc.	5,231
103	South Jersey Industries, Inc.	2,549
138	UGI Corp.	6,032

		18,636

	Health Care Equipment & Supplies – 0.8%
58	Abbott Laboratories	6,965
12	Baxter International, Inc.	1,028
7	Becton Dickinson & Co.	1,742
32	Boston Scientific Corp.(a)	1,395
9	Cooper Cos., Inc. (The)	3,698
20	Danaher Corp.	5,079
19	DENTSPLY SIRONA, Inc.	1,283
58	Edwards Lifesciences Corp.(a)	5,540
60	Globus Medical, Inc., Class A(a)	4,306
31	Haemonetics Corp.(a)	2,085
56	Hill-Rom Holdings, Inc.	6,172
27	Hologic, Inc.(a)	1,770
19	Intuitive Surgical, Inc.(a)	16,435
44	Medtronic PLC	5,761
140	Meridian Bioscience, Inc.(a)	2,741

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
37	Merit Medical Systems, Inc.(a)	$2,353
30	Penumbra, Inc.(a)	9,180
13	Quidel Corp.(a)	1,362
6	STERIS PLC	1,266
8	Stryker Corp.	2,101

		82,262

	Health Care Providers & Services – 1.6%
20	Amedisys, Inc.(a)	5,397
27	Anthem, Inc.	10,244
156	Centene Corp.(a)	9,631
14	Chemed Corp.	6,673
35	Cigna Corp.	8,715
220	CVS Health Corp.	16,808
54	Encompass Health Corp.	4,582
176	HCA Healthcare, Inc.	35,387
33	Henry Schein, Inc.(a)	2,392
70	Humana, Inc.	31,167
28	Laboratory Corp. of America Holdings(a)	7,444
224	MEDNAX, Inc.(a)	5,896
102	Patterson Cos., Inc.	3,278
43	Quest Diagnostics, Inc.	5,671
31	UnitedHealth Group, Inc.	12,363

		165,648

	Health Care Technology – 0.2%
218	Allscripts Healthcare Solutions, Inc.(a)	3,392
248	Cerner Corp.	18,612

		22,004

	Hotels, Restaurants & Leisure – 1.7%
14	Booking Holdings, Inc.(a)	34,525
4	Chipotle Mexican Grill, Inc.(a)	5,968
47	Dine Brands Global, Inc.(a)	4,543
9	Expedia Group, Inc.(a)	1,586
184	Hilton Worldwide Holdings, Inc.(a)	23,681
66	Jack in the Box, Inc.	7,963
621	MGM Resorts International	25,287
20	Royal Caribbean Cruises Ltd.(a)	1,739
75	Shake Shack, Inc., Class A(a)	8,156
266	Starbucks Corp.	30,454
216	Wendy’s Co. (The)	4,875
267	Yum China Holdings, Inc.	16,800
95	Yum! Brands, Inc.	11,354

		176,931

	Household Durables – 0.3%
173	KB Home	8,344
130	Meritage Homes Corp.(a)	13,830
14	Mohawk Industries, Inc.(a)	2,877

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
233	Taylor Morrison Home Corp.(a)	$7,272

		32,323

	Household Products – 0.4%
7	Clorox Co. (The)	1,278
260	Colgate-Palmolive Co.	20,982
135	Kimberly-Clark Corp.	17,998

		40,258

	Independent Power & Renewable Electricity Producers – 0.3%
88	AES Corp. (The)	2,448
109	Boralex, Inc., Class A	3,603
183	NextEra Energy Partners LP	13,643
78	Ormat Technologies, Inc.	5,647
98	Sunnova Energy International, Inc.(a)	3,462

		28,803

	Industrial Conglomerates – 0.3%
28	Carlisle Cos., Inc.	5,366
1,716	General Electric Co.	22,514
10	Honeywell International, Inc.	2,230

		30,110

	Insurance – 1.3%
30	Aflac, Inc.	1,612
47	Allstate Corp. (The)	5,960
517	American International Group, Inc.	25,049
83	Chubb Ltd.	14,242
99	First American Financial Corp.	6,386
37	Hanover Insurance Group, Inc. (The)	5,117
146	Hartford Financial Services Group, Inc. (The)	9,630
18	Lincoln National Corp.	1,154
50	Marsh & McLennan Cos., Inc.	6,785
314	MetLife, Inc.	19,980
76	Prudential Financial, Inc.	7,627
260	Reinsurance Group of America, Inc.	33,938
38	Travelers Cos., Inc. (The)	5,877

		143,357

	Interactive Media & Services – 2.3%
28	Alphabet, Inc., Class A(a)	65,898
32	Alphabet, Inc., Class C(a)	77,124
315	Facebook, Inc., Class A(a)	102,400

		245,422

	Internet & Direct Marketing Retail – 1.7%
219	Alibaba Group Holding Ltd., Sponsored ADR(a)	50,578
23	Amazon.com, Inc.(a)	79,751
645	eBay, Inc.	35,984
8	Etsy, Inc.(a)	1,590

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
712	Qurate Retail, Inc., Class A	$8,473

		176,376

	IT Services – 2.4%
63	Accenture PLC, Class A	18,268
117	Akamai Technologies, Inc.(a)	12,718
165	Automatic Data Processing, Inc.	30,853
62	Cognizant Technology Solutions Corp., Class A	4,985
681	DXC Technology Co.(a)	22,412
187	Fiserv, Inc.(a)	22,462
119	Gartner, Inc.(a)	23,310
96	MasterCard, Inc., Class A	36,678
32	Paychex, Inc.	3,120
17	VeriSign, Inc.(a)	3,719
309	Visa, Inc., Class A	72,170
29	WEX, Inc.(a)	5,951

		256,646

	Leisure Products – 0.0%
133	Callaway Golf Co.	3,850

	Life Sciences Tools & Services – 0.6%
26	Agilent Technologies, Inc.	3,475
21	Bio-Techne Corp.	8,977
71	Illumina, Inc.(a)	27,891
121	NeoGenomics, Inc.(a)	5,928
54	Repligen Corp.(a)	11,432
13	Thermo Fisher Scientific, Inc.	6,113
9	Waters Corp.(a)	2,699

		66,515

	Machinery – 1.8%
72	AGCO Corp.	10,506
182	Caterpillar, Inc.	41,516
41	Chart Industries, Inc.(a)	6,586
70	Cummins, Inc.	17,643
188	Deere & Co.	69,720
15	Illinois Tool Works, Inc.	3,457
96	ITT, Inc.	9,054
122	Kennametal, Inc.	4,899
76	Oshkosh Corp.	9,457
21	Parker-Hannifin Corp.	6,590
18	Proto Labs, Inc.(a)	2,017
95	Terex Corp.	4,464
84	Toro Co. (The)	9,626

		195,535

	Media – 1.0%
5	Cable One, Inc.	8,950
46	Charter Communications, Inc., Class A(a)	30,979
829	Comcast Corp., Class A	46,548

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
108	Discovery, Inc., Series A(a)	$4,067
31	Discovery, Inc., Series C(a)	1,002
74	Fox Corp., Class A	2,769
59	Interpublic Group of Cos., Inc. (The)	1,873
104	New York Times Co. (The), Class A	4,723
72	News Corp., Class A	1,886
92	Omnicom Group, Inc.	7,568

		110,365

	Metals & Mining – 0.3%
308	Cleveland-Cliffs, Inc.(a)	5,501
174	Commercial Metals Co.	5,084
12	Nucor Corp.	987
74	Reliance Steel & Aluminum Co.	11,863
48	Royal Gold, Inc.	5,369

		28,804

	Multi-Utilities – 0.2%
89	Consolidated Edison, Inc.	6,889
36	DTE Energy Co.	5,041
40	Sempra Energy	5,503
20	WEC Energy Group, Inc.	1,943

		19,376

	Multiline Retail – 0.2%
443	Macy’s, Inc.(a)	7,345
47	Target Corp.	9,741

		17,086

	Oil, Gas & Consumable Fuels – 1.0%
1,023	APA Corp.	20,460
193	ConocoPhillips	9,870
93	Devon Energy Corp.	2,174
186	Diamondback Energy, Inc.	15,202
436	EOG Resources, Inc.	32,107
147	EQT Corp.(a)	2,808
231	Kinder Morgan, Inc.	3,938
483	Marathon Oil Corp.	5,439
93	ONEOK, Inc.	4,868
482	Southwestern Energy Co.(a)	2,058
67	Valero Energy Corp.	4,955
92	World Fuel Services Corp.	2,846

		106,725

	Paper & Forest Products – 0.1%
128	Louisiana-Pacific Corp.	8,433

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,569

	Pharmaceuticals – 1.0%
78	Bristol-Myers Squibb Co.	4,869

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
27	Eli Lilly & Co.	$4,935
41	Jazz Pharmaceuticals PLC(a)	6,740
248	Merck & Co., Inc.	18,476
333	Novartis AG, Sponsored ADR	28,385
110	Novo Nordisk A/S, Sponsored ADR	8,134
41	Perrigo Co. PLC	1,707
187	Pfizer, Inc.	7,228
589	Roche Holding AG, Sponsored ADR	23,978
8	Zoetis, Inc.	1,384

		105,836

	Professional Services – 0.2%
77	Exponent, Inc.	7,417
10	IHS Markit Ltd.	1,076
25	Insperity, Inc.	2,189
70	Korn Ferry	4,752
42	ManpowerGroup, Inc.	5,077
32	Nielsen Holdings PLC	821

		21,332

	Real Estate Management & Development – 0.2%
143	CBRE Group, Inc., Class A(a)	12,184
39	Jones Lang LaSalle, Inc.(a)	7,328

		19,512

	REITs - Apartments – 0.2%
140	American Campus Communities, Inc.	6,329
93	Camden Property Trust	11,205
34	Equity Residential	2,524

		20,058

	REITs - Diversified – 0.2%
49	American Tower Corp.	12,484
8	Crown Castle International Corp.	1,513
68	CyrusOne, Inc.	4,952
69	Weyerhaeuser Co.	2,675

		21,624

	REITs - Health Care – 0.0%
36	Ventas, Inc.	1,997
17	Welltower, Inc.	1,275

		3,272

	REITs - Hotels – 0.1%
112	Host Hotels & Resorts, Inc.(a)	2,034
412	Park Hotels & Resorts, Inc.(a)	9,192

		11,226

	REITs - Mortgage – 0.1%
194	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,166

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Office Property – 0.3%
7	Boston Properties, Inc.	$766
211	Corporate Office Properties Trust	5,916
239	Douglas Emmett, Inc.	8,016
318	Easterly Government Properties, Inc.	6,815
106	Kilroy Realty Corp.	7,265

		28,778

	REITs – Shopping Centers – 0.1%
567	Brixmor Property Group, Inc.	12,667

	REITs – Storage – 0.0%
25	Iron Mountain, Inc.	1,003

	REITs – Warehouse/Industrials – 0.1%
88	ProLogis, Inc.	10,255

	Road & Rail – 0.2%
28	CSX Corp.	2,821
39	Norfolk Southern Corp.	10,891
55	Ryder System, Inc.	4,391
25	Union Pacific Corp.	5,552

		23,655

	Semiconductors & Semiconductor Equipment – 2.1%
43	Advanced Micro Devices, Inc.(a)	3,510
22	Analog Devices, Inc.	3,369
40	Applied Materials, Inc.	5,308
81	Cirrus Logic, Inc.(a)	6,027
140	Cree, Inc.(a)	13,919
47	Enphase Energy, Inc.(a)	6,545
173	First Solar, Inc.(a)	13,240
107	Ichor Holdings Ltd.(a)	5,967
191	Intel Corp.	10,988
8	Lam Research Corp.	4,964
38	Micron Technology, Inc.(a)	3,271
134	NVIDIA Corp.	80,451
6	NXP Semiconductors NV	1,155
222	QUALCOMM, Inc.	30,813
62	Silicon Laboratories, Inc.(a)	8,739
78	Texas Instruments, Inc.	14,080
33	Universal Display Corp.	7,382
9	Xilinx, Inc.	1,152

		220,880

	Software – 3.1%
36	Adobe, Inc.(a)	18,300
36	ANSYS, Inc.(a)	13,164
185	Autodesk, Inc.(a)	54,003
39	Blackbaud, Inc.(a)	2,774
54	Bottomline Technologies, Inc.(a)	2,622
13	Citrix Systems, Inc.	1,610
21	Fair Isaac Corp.(a)	10,950

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
232	Microsoft Corp.	$58,506
40	NortonLifeLock, Inc.	864
718	Oracle Corp.	54,417
40	Paylocity Holding Corp.(a)	7,730
57	PTC, Inc.(a)	7,464
42	Qualys, Inc.(a)	4,257
179	salesforce.com, Inc.(a)	41,227
66	SPS Commerce, Inc.(a)	6,761
185	Workday, Inc., Class A(a)	45,695

		330,344

	Specialty Retail – 0.9%
142	American Eagle Outfitters, Inc.	4,909
52	Asbury Automotive Group, Inc.(a)	10,328
4	AutoZone, Inc.(a)	5,857
29	Best Buy Co., Inc.	3,372
26	Five Below, Inc.(a)	5,233
16	GameStop Corp., Class A(a)	2,777
60	Gap, Inc. (The)	1,986
82	Home Depot, Inc. (The)	26,541
32	Lithia Motors, Inc., Class A	12,300
17	Lowe’s Cos., Inc.	3,336
33	Monro, Inc.	2,329
17	TJX Cos., Inc. (The)	1,207
8	Ulta Beauty, Inc.(a)	2,635
52	Williams-Sonoma, Inc.	8,879

		91,689

	Technology Hardware, Storage & Peripherals – 0.5%
1,237	Hewlett Packard Enterprise Co.	19,817
770	HP, Inc.	26,265
134	NCR Corp.(a)	6,130
20	Seagate Technology PLC	1,857

		54,069

	Textiles, Apparel & Luxury Goods – 0.4%
31	Deckers Outdoor Corp.(a)	10,484
1,049	Under Armour, Inc., Class A(a)	25,501
83	VF Corp.	7,276
109	Wolverine World Wide, Inc.	4,548

		47,809

	Thrifts & Mortgage Finance – 0.1%
175	Mr. Cooper Group, Inc.(a)	6,034
461	New York Community Bancorp, Inc.	5,514

		11,548

	Trading Companies & Distributors – 0.0%
40	GATX Corp.	3,908

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
49	American Water Works Co., Inc.	$7,643
306	Essential Utilities, Inc.	14,422

		22,065

	Wireless Telecommunication Services – 0.1%
88	Shenandoah Telecommunications Co.	4,159
86	T-Mobile US, Inc.(a)	11,363

		15,522

	Total Common Stocks (Identified Cost $3,699,932)	4,743,471

Principal Amount
Bonds and Notes – 13.7%
	Automotive – 0.3%
$ 12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,421
4,000	Lear Corp., 4.250%, 5/15/2029	4,463
11,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	11,176

		29,060

	Banking – 2.1%
13,000	American Express Co., 3.700%, 8/03/2023	13,936
13,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	13,258
11,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	11,060
12,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	13,055
7,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	7,537
12,000	Citigroup, Inc., 4.600%, 3/09/2026	13,715
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,138
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,002
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	12,063
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	13,880
14,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,365
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	7,658
6,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,919
14,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	14,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$7,412
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,494
10,000	State Street Corp., 2.400%, 1/24/2030	10,243
14,000	Truist Bank, 3.200%, 4/01/2024	15,035
14,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	15,032
15,000	Westpac Banking Corp., 2.350%, 2/19/2025	15,779

		221,481

	Brokerage – 0.3%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	14,426
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	13,144

		27,570

	Cable Satellite – 0.1%
11,000	Comcast Corp., 3.000%, 2/01/2024	11,752

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	4,952

	Construction Machinery – 0.2%
16,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	16,112
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,130

		24,242

	Consumer Cyclical Services – 0.2%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,073
13,000	eBay, Inc., 3.800%, 3/09/2022	13,337

		21,410

	Diversified Manufacturing – 0.0%
4,000	General Electric Co., 4.500%, 3/11/2044	4,549

	Electric – 0.7%
13,000	Duke Energy Corp., 3.750%, 4/15/2024	14,064
16,000	Entergy Corp., 0.900%, 9/15/2025	15,716
8,000	Exelon Corp., 4.050%, 4/15/2030	8,989

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$14,835
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,450
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,269
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,923

		76,246

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,269

	Financial Other – 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,379

	Food & Beverage – 0.4%
15,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	15,066
13,000	General Mills, Inc., 4.000%, 4/17/2025	14,401
14,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,457

		43,924

	Government Owned – No Guarantee – 0.3%
21,000	Federal National Mortgage Association, 6.625%, 11/15/2030	30,011

	Health Insurance – 0.3%
12,000	Anthem, Inc., 4.101%, 3/01/2028	13,546
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,584

		27,130

	Healthcare – 0.4%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,203
8,000	CVS Health Corp., 4.300%, 3/25/2028	9,102
8,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,364
11,000	McKesson Corp., 3.950%, 2/16/2028	12,406
7,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,279

		40,354

	Independent Energy – 0.1%
12,000	EQT Corp., 3.000%, 10/01/2022	12,218

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.4%
$ 12,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$13,076
15,000	Exxon Mobil Corp., 2.992%, 3/19/2025	16,149
9,000	Shell International Finance BV, 6.375%, 12/15/2038	13,000

		42,225

	Life Insurance – 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,958
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,409

		10,367

	Media Entertainment – 0.1%
6,000	ViacomCBS, Inc., 4.750%, 5/15/2025	6,799

	Midstream – 0.1%
13,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	14,054

	Mortgage Related – 1.6%
4,159	FHLMC, 3.000%, 6/01/2049	4,354
4,793	FNMA, 2.000%, 9/01/2050	4,844
58,708	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	60,966
58,971	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	62,016
23,452	FNMA, 3.500%, with various maturities in 2049(b)	24,937
5,852	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	6,284
5,883	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	6,416

		169,817

	Natural Gas – 0.1%
16,000	NiSource, Inc., 0.950%, 8/15/2025	15,812

	Pharmaceuticals – 0.5%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	13,118
11,000	Amgen, Inc., 2.650%, 5/11/2022	11,242
7,000	Biogen, Inc., 2.250%, 5/01/2030	6,808
15,000	Johnson & Johnson, 1.300%, 9/01/2030	14,198

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – continued
$5,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	$5,092

		50,458

	Property & Casualty Insurance – 0.2%
13,000	American International Group, Inc., 3.400%, 6/30/2030	13,893
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,228

		18,121

	Railroads – 0.1%
12,000	CSX Corp., 2.600%, 11/01/2026	12,737

	REITs - Office Property – 0.1%
7,000	Boston Properties LP, 2.750%, 10/01/2026	7,441

	REITs - Retail – 0.1%
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,849
4,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	4,327

		9,176

	Restaurants – 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	12,887

	Technology – 0.9%
13,000	Apple, Inc., 2.500%, 2/09/2025	13,843
8,000	Broadcom, Inc., 4.110%, 9/15/2028	8,836
8,000	HP, Inc., 3.000%, 6/17/2027	8,557
8,000	Intel Corp., 2.450%, 11/15/2029	8,241
14,000	International Business Machines Corp., 4.000%, 6/20/2042	15,949
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,425
11,000	Oracle Corp., 2.950%, 5/15/2025	11,748
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	14,004
12,000	VMware, Inc., 2.950%, 8/21/2022	12,360

		100,963

	Treasuries – 3.2%
14,000	U.S. Treasury Bond, 2.500%, 5/15/2046	14,589

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 34,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$37,946
38,000	U.S. Treasury Bond, 3.000%, 5/15/2045	43,259
19,000	U.S. Treasury Bond, 3.000%, 2/15/2048	21,760
32,000	U.S. Treasury Bond, 3.000%, 2/15/2049	36,774
5,000	U.S. Treasury Bond, 4.500%, 2/15/2036	6,693
53,000	U.S. Treasury Note, 0.375%, 11/30/2025	52,089
30,000	U.S. Treasury Note, 1.250%, 3/31/2028	29,911
35,000	U.S. Treasury Note, 1.625%, 8/31/2022	35,711
62,000	U.S. Treasury Note, 2.125%, 12/31/2022	64,049

		342,781

	Utility Other – 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,028

	Wireless – 0.2%
12,000	Vodafone Group PLC, 6.150%, 2/27/2037	16,161

	Wirelines – 0.2%
7,000	AT&T, Inc., 3.650%, 6/01/2051	6,733
5,000	AT&T, Inc., 5.250%, 3/01/2037	6,086
13,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	13,315

		26,134

	Total Bonds and Notes (Identified Cost $1,458,052)	1,458,508

Shares
Exchange-Traded Funds – 6.5%
8,922	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $590,742)	696,719

Affiliated Mutual Funds – 32.6%
45,696	Loomis Sayles Inflation Protected Securities Fund, Class N	544,238
47,697	Loomis Sayles Limited Term Government and Agency Fund, Class N	547,562
67,132	Mirova Global Green Bond Fund, Class N	705,560
48,490	Mirova International Sustainable Equity Fund, Class N	695,834
16,353	WCM Focused Emerging Markets Fund, Institutional Class	328,049

Shares	Description	Value (†)
Affiliated Mutual Funds – continued
24,920	WCM Focused International Growth Fund, Institutional Class	$652,410

	Total Affiliated Mutual Funds (Identified Cost $3,225,584)	3,473,653

Principal Amount
Short-Term Investments – 3.1%
$328,515	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $328,515 on 5/03/2021 collateralized by $335,600 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $335,312 including accrued interest(d) (Identified Cost $328,515)	328,515

	Total Investments – 100.5% (Identified Cost $9,302,825)	10,700,866
	Other assets less liabilities – (0.5)%	(52,673)

	Net Assets – 100.0%	$10,648,193

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $12,750 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$393,284	$152,713	$181	$20	$(1,598)	$544,238	$1,860
Loomis Sayles Limited Term Government and Agency Fund, Class N	390,030	160,149	394	6	(2,229)	547,562	1,084
Mirova Global Green Bond Fund, Class N	507,378	210,856	249	12	(12,437)	705,560	3,166
Mirova International Sustainable Equity Fund, Class N	529,359	146,064	9,982	1,834	28,559	695,834	6,333
WCM Focused Emerging Markets Fund, Institutional Class	239,917	90,821	4,767	839	1,239	328,049	—
WCM Focused International Growth Fund, Institutional Class	473,475	148,590	5,449	858	34,936	652,410	—

	$2,533,443	$909,193	$21,022	$3,569	$48,470	$3,473,653	$12,443

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,743,471	$—	$—	$4,743,471
Bonds and Notes*	—	1,458,508	—	1,458,508
Exchange-Traded Funds	696,719	—	—	696,719
Affiliated Mutual Funds	3,473,653	—	—	3,473,653
Short-Term Investments	—	328,515	—	328,515

Total	$8,913,843	$1,787,023	$—	$10,700,866

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	66.8%
Fixed Income	30.6
Short-Term Investments	3.1

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%